Short and long-term documents:	12 Months Ended
Dec. 31, 2022
Short and long-term documents:
Short and long-term documents:

Note 11 — Short and long-term documents:

As a result of including Aerostar in the consolidation, as from May 31, 2017, the following long-term debt is recorded.

To finance a portion of the agreement payment to the Puerto Rico Authority, and certain other costs and expenditures associated with it, Aerostar entered into a Note Purchase Agreement in March 22, 2013 where Aerostar authorized the issue of subordinated bonds and sale of an aggregate principal of Ps.4,471 million pesos (USD350 million) maturing on March 22, 2035 in accordance with the following conditions:

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

On June 24, 2015, Aerostar signed an agreement for private placement of bonds in the original amount of Ps.737 million pesos (USD50 million), maturing on March 22, 2035, based on the following conditions:

Performance	6.75%

In May 2022, Aerostar modified the payment method of the agreement signed for the placement of bonds for USD50 million, which stipulated payments on a semi-annual basis and was modified to a single payment due on March 22, 2035, which did not represent any penalty for the Company and qualified as a renegotiation.

In May 2022, Aerostar authorized the private placement of USD200 million (Ps.3,947,522) principal amount of secured bonds guaranteed with a quoted yield of 4.92% maturing on March 22, 2035. The disposition of the resource was in July 2022.Aerostar is financially obligated throughout the term of the bond, to maintain a debt coverage ratio greater than 1.0x with the measurement date of each quarterly closing. As of December 31, 2022, the debt coverage ratio was 1.7x.

At December 31, 2021 the integration of the debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value

Bond	$400,000	$11,102	Ps.	7,207,061	Ps.	(220,961)	Ps.	(34,031)	Ps.	353,672	Ps.	6,598,397	Ps.	7,619,720

At December 31, 2022 the integration of the debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value

Bond	$400,000	$255	Ps.	6,602,407	Ps.	(222,568)	Ps.	(58,185)	Ps.	323,993	Ps.	5,997,661	Ps.	6,039,845
Bond	200,000	2,733		3,947,522						53,222		3,894,300		3,148,566
	$600,000	$2,988	Ps.	10,549,929	Ps.	(222,568)	Ps.	(58,185)	Ps.	377,215	Ps.	9,891,961	Ps.	9,188,411

Inputs:

2021:

Corporate risk through Yield Spreads to Maturity of comparable bonds of the “Transportations and Logistics” sector at December 31, 2021.

Level 2 of fair value hierarchy.

2022:

Corporate risk through Yield Spreads to Maturity of comparable bonds of the “Transportations and Logistics” sector at December 31, 2022.

Level 2 of fair value hierarchy.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13 the valuation technique used is one recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.